Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Taxes

The components of income (loss) before income taxes were attributable to the following regions:

	December 31, 2025	December 31, 2024
	US$	US$
Cayman Islands	(1,480,161)	(266,511)
Canada	(986,054)	752,158
Hong Kong	672,926	—
Other jurisdictions	(12,219)	—
Total income (loss) before income taxes	(1,805,508)	485,647

Schedule of Provision for Benefit from Income Taxes

Provision for (benefit from) income taxes consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Current
Cayman Islands	—	—
Canada	—	255,772
Hong Kong	143,557	—
Other jurisdictions	—	—
Total current	143,557	255,772

Deferred
Cayman Islands	—	—
Canada	(45,157)	(56,267)
Hong Kong	—	—
Other jurisdictions	—	—
Total deferred	(45,157)	(56,267)

Schedule of Statutory Income Tax Rates	The income tax expense differed from the amount that would have resulted from applying the Cayman Islands statutory income tax rates to the Company’s pre-tax income is as follows:
December 31, 2024
US$
Income before income tax expenses	485,647
Cayman Islands statutory income tax rate	—%
Income tax calculated at statutory rate	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	255,772
Change in deferred income tax liabilities	(56,267)
Total income tax expense	199,505

During the year ended December 31, 2025, the Company adopted ASU 2023-09. As a result of the adoption, the effective income tax rate for the year ended December 31, 2025 from the Cayman Islands statutory income tax rates as follows:

	For the year ended December 31, 2025
	US$	%
Provision for income taxes at Cayman statutory rate	—	0.00%
State and local income taxes, net of federal benefit	—	0.00%
Foreign tax effects:
U.S.
Effect of rates different than statutory	—	0.00%

Canada
Effect of rates different than statutory	(45,157)	2.50%

Hong Kong
Effect of rates different than statutory	143,557	(7.95)%
	98,400	(5.45)%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities are as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Deferred income tax assets (liabilities)
Allowance for current expected credit loss	12,954	24,375
Inventory write-down	11,032	—
Contract liabilities	3,940	—
Non-capital losses available for future period	449,174	—
Property, plant and equipment and intangible assets	(278,290)	(68,242)
Total deferred income tax assets (liabilities)	198,810	(43,867)
Valuation allowance	(198,810)	—
Net deferred income tax liabilities	—	(43,867)